Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 149	€ 260
Carrying amount of the related liabilities	149	260
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	137	260
Carrying amount of the related liabilities	137	260
Receivables from financing activities
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	12	0
Carrying amount of the related liabilities	€ 12	€ 0